Reverse Recapitalization - Schedule of Transaction Expenses Included in Operating Expenses (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Transaction Expenses Included in Operating Expenses [Abstract]
Legal expenses	$ 1,000,000
Professional fees	413,544
Listing fee - NASDAQ	25,000
Total	$ 1,438,544